Investment Properties - Schedule of Investment Properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Beginning, net	₩ 2,299,616	₩ 2,198,135
Acquisition	753,302	244,922
Disposal	(23)	(33,976)
Depreciation	(68,337)	(51,581)
Transfer from property and equipment	(73,689)	(47,030)
Transfer and others	(35,419)	(10,854)
Acquisitions and dispositions of subsidiaries	(3,401)
Ending, net	2,872,049	2,299,616
Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning, net	3,036,828	2,922,705
Ending, net	3,723,617	3,036,828
Less: Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning, net	(737,212)	(724,570)
Ending, net	(851,568)	(737,212)
Land
Disclosure of detailed information about investment property [line items]
Beginning, net	896,581	909,351
Acquisition	410,740	19,184
Disposal	(23)	(1,586)
Depreciation	0	0
Transfer from property and equipment	(12,348)	(24,429)
Transfer and others	13,250	(5,939)
Acquisitions and dispositions of subsidiaries	(2,065)
Ending, net	1,306,135	896,581
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning, net	898,149	910,919
Ending, net	1,307,703	898,149
Land | Less: Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning, net	(1,568)	(1,568)
Ending, net	(1,568)	(1,568)
Buildings
Disclosure of detailed information about investment property [line items]
Beginning, net	930,153	1,027,675
Acquisition	305,575	7,035
Disposal	0	(32,390)
Depreciation	(68,337)	(51,581)
Transfer from property and equipment	(61,341)	(21,442)
Transfer and others	447,737	856
Acquisitions and dispositions of subsidiaries	(1,336)
Ending, net	1,552,451	930,153
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning, net	1,665,797	1,750,677
Ending, net	2,402,451	1,665,797
Buildings | Less: Accumulated depreciation
Disclosure of detailed information about investment property [line items]
Beginning, net	(735,644)	(723,002)
Ending, net	(850,000)	(735,644)
Construction- in-progress
Disclosure of detailed information about investment property [line items]
Beginning, net	472,882	261,109
Acquisition	36,987	218,703
Disposal	0	0
Transfer from property and equipment	0	(1,159)
Transfer and others	(496,406)	(5,771)
Acquisitions and dispositions of subsidiaries	0
Ending, net	13,463	472,882
Construction- in-progress | Acquisition cost
Disclosure of detailed information about investment property [line items]
Beginning, net	472,882	261,109
Ending, net	₩ 13,463	₩ 472,882